Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 21,243	$ 34,539
Short-term investment in time deposits	17,000	20,000
Inventories	1,889	957
Trade accounts receivable, net	5,040	4,964
Prepayments and other current assets	706	226
Insurance claim receivable	245
Total current assets	46,123	60,880
FIXED ASSETS, NET:
Vessels, net	140,024	99,273
Advance for vessel additions	170
Advance for vessel acquisition		2,663
Total fixed assets, net	140,194	101,936
OTHER NON-CURRENT ASSETS:
Restricted cash	1,350	1,800
Deferred dry-dock and special survey costs, net	1,214	1,622
Prepayments and other non-current assets		75
Total other non-current assets	2,564	3,497
Total assets	188,881	166,313
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	7,561	5,580
Trade accounts payable	2,107	1,695
Hire collected in advance	111	1,173
Accrued and other liabilities	1,502	646
Total current liabilities	12,254	10,084
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	76,963	55,370
Total non-current liabilities	76,963	55,370
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; 403,631 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2023 and nil at December 31, 2024)
Common stock ($0.001 par value; 450,000,000 shares authorized; 10,542,547 shares issued and outstanding as at December 31, 2023 and 10,553,399 at December 31, 2024, respectively)	11	11
Additional paid-in capital	98,035	110,799
Accumulated deficit	(4,670)	(14,270)
Total equity attributable to Pyxis Tankers Inc. and subsidiaries	93,376	96,540
Non-controlling interest	6,288	4,319
Total stockholders’ equity	99,664	100,859
Total liabilities and stockholders’ equity	188,881	166,313
Related Party [Member]
CURRENT ASSETS:
Due from related parties		194
CURRENT LIABILITIES:
Due to related parties	$ 973	$ 990